Accounts payable and accruals (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accruals Tables Abstract
Schedule of accounts payable and accruals
	2019	2018
Trade payables	7,128	4,567
Accrued expenses	2,801	2,072
Accrued wages and other benefits	575	1,842
Others	750	973
	11,254	9,454